Goodwill and Intangibles - Summary of Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangibles,Gross	$ 282,700	$ 282,700	$ 282,700
Accumulated Amortization	(51,829)	(42,405)	(23,558)
Intangibles, Net	230,871	240,295	259,142
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles,Gross	$ 240,800	$ 240,800	$ 240,800
Life (Years)	15 years	15 years	15 years
Accumulated Amortization	$ (44,148)	$ (36,121)	$ (20,067)
Intangibles, Net	196,652	204,679	220,733
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles,Gross	$ 41,900	$ 41,900	$ 41,900
Life (Years)	15 years	15 years	15 years
Accumulated Amortization	$ (7,681)	$ (6,284)	$ (3,491)
Intangibles, Net	$ 34,219	$ 35,616	$ 38,409